Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 5:	CASH AND CASH EQUIVALENTS

	December 31,
	2020	2019
	U.S. dollars in thousands

Cash in banks and on hand	361	277
Bank deposits with original maturities of three months or less*	3,270	4,178

	3,631	4,455

* Deposits with maturity of three months, which in 2020 bear an interest of 0.37-0.45% per annum (in 2019: 1.79-2%).

The currencies in which the cash and cash equivalents are denominated or linked to are:

	December 31,
	2020	2019
	U.S. dollars in thousands

U.S. dollars	3,538	4,356
NIS (not linked to the Israeli CPI)	93	99

	3,631	4,455